Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Company	Dec. 31, 2014 USD ($) Company	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated	100.00%
Variable Interest Entity, Ownership Percentage	49.00%
Share based compensation, vesting period		5 years
Estimated tax charge		$ 800,000	$ 904,000	$ 506,000
SINGAPORE [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate		17.00%	17.00%
Estimated tax charge		$ 438,000	$ 457,000
UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate		20.00%	21.00%
Estimated tax charge		$ 383,000	$ 447,000
Number of subsidiaries | Company		2	2
POLAND [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate		19.00%	19.00%
Estimated tax charge		$ (21,000)
Subsidiary One [Member] | UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated tax charge		378,194	$ 405,956
Subsidiary Two [Member] | UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated tax charge		$ 5,288	$ 40,401
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period		30 months
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period		60 months
Cash in a U.S. financial institution, insured by the Federal Deposit Insurance Corporation	$ 300,000	$ 300,000
Vessels Under Construction [Member]
Summary Of Significant Accounting Policies [Line Items]
Construction in progress- Depreciation provision		$ 0
Vessel [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels		30 years